FINANCIAL INSTRUMENTS - Cash Flow Hedge Fair Value Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Unrealized gain (loss) recognized in cash flow hedge reserve	$ 57.8	$ 18.8
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	33.6	(9.8)
Premiums paid	1.8	6.6
Time value excluded from hedge relationship	(3.3)	3.3
Other comprehensive income, before tax, cash flow hedges	64.0	34.7	$ 2.8
Current portion of hedge asset	30.7
Non-current portion of hedge asset	34.0
Current portion of hedge liability	0.0
Non-current portion of hedge liability	(0.7)
Hedging Instrument, assets (liabilities)	64.0
Canadian dollar contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Unrealized gain (loss) recognized in cash flow hedge reserve	11.4	32.3
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	20.6	(0.3)
Premiums paid	0.0	0.0
Time value excluded from hedge relationship	1.4	(1.1)
Other comprehensive income, before tax, cash flow hedges	24.5	35.1	1.4
Current portion of hedge asset	13.6
Non-current portion of hedge asset	10.9
Current portion of hedge liability	0.0
Non-current portion of hedge liability	0.0
Hedging Instrument, assets (liabilities)	24.5
Oil contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Unrealized gain (loss) recognized in cash flow hedge reserve	44.3	(13.5)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	10.9	(9.5)
Premiums paid	0.0	0.0
Time value excluded from hedge relationship	(13.5)	5.8
Other comprehensive income, before tax, cash flow hedges	38.5	(8.4)	1.4
Current portion of hedge asset	15.7
Non-current portion of hedge asset	22.8
Current portion of hedge liability	0.0
Non-current portion of hedge liability	0.0
Hedging Instrument, assets (liabilities)	38.5
Gold price contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Unrealized gain (loss) recognized in cash flow hedge reserve	2.1	0.0
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	2.1	0.0
Premiums paid	1.8	6.6
Time value excluded from hedge relationship	8.8	(1.4)
Other comprehensive income, before tax, cash flow hedges	1.0	$ 8.0	$ 0.0
Current portion of hedge asset	1.4
Non-current portion of hedge asset	0.3
Current portion of hedge liability	0.0
Non-current portion of hedge liability	(0.7)
Hedging Instrument, assets (liabilities)	$ 1.0